Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Cost of inventories recognised as expense	$ 740,600	$ 918,900	$ 1,616,300
Inventory write down	6,100	5,400	$ 5,900
Inventory work in progress related to finance leases	$ 36,169	$ 0